Income tax and deferred taxes - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Consolidated income before taxes	$ 974,414	$ 2,807,018	$ 5,486,496
Statutory income tax rate in Chile	27.00%	27.00%	27.00%
Tax expense using the statutory tax rate	$ (263,092)	$ (757,895)	$ (1,481,354)
Net effect of royalty tax payments	(4,453)	(6,889)	(57,500)
Specific mining tax to lithium mining claims	(12,635)	(1,089,476)	0
Net effect of other additional taxes (3)	(25,377)	0	0
Tax effect of income from regular activities exempt from taxation and dividends from abroad	1,030	(1,457)	3,490
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(5,013)		(11,058)
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)		3,509
Effect due to the difference in tax rates related to abroad subsidiaries	7,682	(24,748)	(25,053)
Effect of tax loss recognition	14,750	0	0
Other tax effects of reconciliation of accounting income to tax expense	4,535	205	(737)
Income tax expense	(282,573)	(1,876,751)	$ (1,572,212)
Deferred tax assets	157,564	$ 302,236
Specific tax on lithium mining activity
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax assets	$ 4,049